SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES
                       OF EACH OF THE LISTED PORTFOLIOS:

                                 -----------------

                              Cash Account Trust:
                    Government & Agency Securities Portfolio

                             Investors Cash Trust:
                               Treasury Portfolio

The portfolio has no intention to invest in other money market mutual funds. Therefore, all references to the portfolio's investment policy permitting up to 10% of its portfolio assets in other money market funds are hereby deleted.










               Please Retain This Supplement for Future Reference


September 15, 2009
MONEY-3607

Supplement to the currently effective Statements of Additional Information of each of the listed Portfolios:

Cash Account Trust                                   Investors Cash Trust
    Government and Agency Securities Portfolio           Treasury Portfolio


The Portfolio has no intention to invest in non-affiliated money market mutual funds. Therefore, all references to the Portfolio's non-fundamental investment policy permitting up to 10% of its portfolio assets in non-affiliated money market mutual funds are hereby deleted.







               Please Retain this Supplement for Future Reference



September 15, 2009